Subordinated liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Subordinated liabilities

26	Subordinated liabilities

Subordinated liabilities
	2022	2021
	£m	£m
At amortised cost	14,528	12,488
– subordinated liabilities	13,828	11,788
– preferred securities	700	700
Designated at fair value (Note 23)	809	2,225
– subordinated liabilities	809	2,225
At 31 Dec	15,337	14,713
Subordinated liabilities rank behind senior obligations and consist of capital instruments and other instruments. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 7.65%.
The balance sheet amounts disclosed below are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital due to the inclusion of issuance costs, regulatory amortisation and regulatory eligibility limits.

Subordinated liabilities of the group
		Carrying amount
		2022	2021
		£m	£m
Additional tier 1 instruments guaranteed by the bank
£700m	5.844% Non-cumulative Step-up Perpetual Preferred Securities[1,5,6]	569	700
Tier 2 instruments
$750m	3.43% Subordinated Loan 2022	—	558
£300m	6.5% Subordinated Notes 2023[3]	134	300
£1,500m	Floating Rate Subordinated Loan 2023	—	1,260
€1,500m	Floating Rate Subordinated Loan 2032	1,326	—
€1,500m	Floating Rate Subordinated Loan 2024	1,329	1,260
$300m	7.65% Subordinated Notes 2025[2]	141	222
$750m	HSBC Bank plc 4.19% Subordinated Loan 2027	593	604
€300m	Floating Rate Subordinated Loan 2027	—	252
£200m	Floating Rate Subordinated Loan 2028	200	200
€300m	Floating Rate Subordinated Loan 2028	266	252
€260m	Floating Rate Subordinated Loan 2029	230	218
£350m	5.375% Callable Subordinated Step-up Notes 2030[3,4,6]	60	398
$2,000m	HSBC Bank plc 1.625% Subordinated Loan 2031	1,497	1,457
€2,000m	HSBC Bank plc 0.375% Subordinated Loan 2031	1,583	1,658
€2,000m	HSBC Bank plc 0.375% Subordinated Loan 2031	1,583	1,658
€1,250m	HSBC Bank plc 0.25% Subordinated Loan 2031	990	1,036
£500m	5.375% Subordinated Notes 2033[3]	152	665
£225m	6.25% Subordinated Notes 2041[3]	47	224
£600m	4.75% Subordinated Notes 2046[3]	191	595
$750m	Undated Floating Rate Primary Capital Notes	624	554
$500m	Undated Floating Rate Primary Capital Notes	415	369
$300m	Undated Floating Rate Primary Capital Notes (Series 3)	249	222
$1,250m	HSBC Bank plc floating Subordinated Loan 2028	1,035	—
$1,100m	HSBC Bank plc floating Subordinated Loan 2033	910	—
€400m	HSBC Bank plc floating Subordinated Loan 2028	362	—
€400m	HSBC Bank plc floating Subordinated Loan 2027	361	—
€500m	HSBC Bank plc floating Subordinated Loan 2028	443	—
Other Tier 2 instruments each less than £100m		47	51
At 31 Dec		15,337	14,713

1    The value of the security partially decreased as a result of a fair value hedge gain. The instrument was held at amortised cost in 2021. Also, the interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
2    The bank tendered for this security in November 2022. The principal balance is $180m. The original notional value of the security is $300m.
3    The bank tendered for these securities in November 2022. The principal balance is £135m, £61m, £157m, £70m and £237m respectively. The original notional values of these securities are £300m, £350m, £500m, £225m and £600m respectively.
4 The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5 See paragraph below, ‘Guaranteed by HSBC Bank plc’.
6 These securities are ineligible for inclusion in the capital base of the group.
Guaranteed by HSBC Bank plc
A capital security guaranteed by the bank was issued by a Jersey limited partnership. The proceeds of this was lent to the bank by the limited partnership in the form of a subordinated note. It qualified as additional tier 1 capital for the group (on a solo and consolidated basis) under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. Since 31 December 2021, this security has no longer qualified as regulatory capital for the group.
This preferred security, together with the guarantee, is intended to provide investors with rights to income, capital distributions and distributions upon liquidation of the company that are equivalent to the rights that they would have had if they had purchased non-
cumulative perpetual preference shares of the company. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC’s capital adequacy requirements, or if the bank has insufficient distributable reserves (as defined).
The bank has individually covenanted that, if prevented under certain circumstances from paying distributions on the preferred security in full, it will not pay dividends or other distributions in respect of its ordinary shares, or repurchase or redeem its ordinary shares, until the distribution on the preferred security has been paid in full.
If the preferred security guaranteed by the bank is outstanding in November 2048, or if the total capital ratio of the group (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of the bank, the holders’ interests in the preferred security guaranteed by the bank will be exchanged for interests in preference shares issued by the bank that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within the group’s regulatory capital base as tier 2 capital under CRR II, either as fully eligible capital or by virtue of the application of grandfathering provisions. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.